Capital and financial risk management	12 Months Ended
Mar. 31, 2025
Capital and financial risk management
Capital and financial risk management

22. Capital and financial risk management
This note details the treasury management and financial risk management objectives and policies, as well as the exposure and sensitivity of the Group to credit, liquidity, interest and foreign exchange risk, and the policies in place to monitor and manage these risks.
Accounting policies
Financial instruments
Financial assets and financial liabilities, in respect of financial instruments, are recognised on the Group’s consolidated statement of financial position when the Group becomes a party to the contractual provisions of the instrument.
Financial liabilities and equity instruments
Financial liabilities and equity instruments issued by the Group are classified according to the substance of the contractual arrangements entered into and the definitions of a financial liability and an equity instrument. An equity instrument is any contract that provides a residual interest in the assets of the Group after deducting all of its liabilities and includes no obligation to deliver cash or other financial assets. The accounting policies adopted for specific financial liabilities and equity instruments are set out below.
Derivative financial instruments and hedge accounting
The Group’s activities expose it to the financial risks of changes in foreign exchange rates and interest rates which it manages using derivative financial instruments. The use of financial derivatives is governed by the Group’s policies approved by the Board of Directors, which provide written principles on the use of financial derivatives consistent with the Group’s risk management strategy. The Group does not use derivative financial instruments for speculative purposes.
The Group designates certain derivatives as:

–	hedges of the change in fair value of recognised assets and liabilities (‘fair value hedges’);

–	hedges of highly probable forecast transactions or hedges of foreign currency or interest rate risks of firm commitments (‘cash flow hedges’); or

–	hedges of net investments in foreign operations.
Derivative financial instruments are initially measured at fair value on the contract date and are subsequently re-measured
to fair value at each reporting date. Changes in values of all derivatives of a financing nature are included within investment income and financing costs in the income statement unless designated in an effective cash flow hedge relationship or a hedge of a net investment in foreign operations when the effective portion of changes in value are deferred to other comprehensive income. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. For fair value hedges, the carrying value of the hedged item is also adjusted for changes in fair value for the hedged risk, with gains and losses recognised in the income statement.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised or no longer qualifies for hedge accounting. When hedge accounting is discontinued, any gain or loss recognised in other comprehensive income at that time remains in equity and is recognised in the income statement when the hedged transaction is ultimately recognised in the income statement.
For cash flow hedges, when the hedged item is recognised in the income statement, amounts previously recognised in other comprehensive income and accumulated in equity for the hedging instrument are reclassified to the income statement. However, when the hedged transaction results in the recognition of a non-financial
asset or a
non-financial
liability, the gains and losses previously recognised in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial
asset or
non-financial
liability. If a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognised immediately in the income statement.
For net investment hedges, gains and losses accumulated in other comprehensive income are included in the income statement when the foreign operation is disposed of.
Capital management
The following table summarises the capital of the Group at 31 March:

	2025 €m	2024 € m

Borrowings (note 21)	53,143	56,987

Cash and cash equivalents (note 19)	(11,001)	(6,183)

Derivative financial instruments included in trade and other receivables (note 14)	(4,197)	(4,226)

Derivative financial instruments included in trade and other payables (note 15)	1,906	1,524

Non-current investments in sovereign securities (note 13)	(913)	–

Short-term investments (note 13)	(5,280)	(3,225)

Collateral assets (note 13)	(1,010)	(741)

Financial liabilities under put option arrangements	97	–

Equity	53,916	60,998

Capital	86,661	105,134
The Group’s policy is to borrow centrally using a mixture of long-term and short-term capital market issues and borrowing facilities to meet anticipated funding requirements. These borrowings, together with cash generated from operations, are loaned internally or contributed as equity to certain subsidiaries.
Dividends from joint ventures and associates and to
non-controlling
shareholders
Dividend policies within shareholder agreements for certain of the Group’s associates and joint ventures give the Group certain rights to receive dividends but are generally paid at the discretion of the Board of Directors or shareholders. We do not have existing obligations to pay dividends to non-controlling
interest partners of our subsidiaries. The amount of dividends received and paid in the year are disclosed in the consolidated statement of cash flows.

Sale of trade receivables
During the year, the Group sold certain trade receivables to a number of financial institutions. Whilst there are no repurchase obligations in respect of these receivables, the Group provided credit guarantees which would only become payable if default rates were significantly higher than historical rates. The credit guarantee is not considered substantive and substantially all risks and rewards associated with the receivables passed to the purchaser at the date of sale, therefore the receivables were derecognised. The maximum payable under the guarantees at 31 March 2025 was
€
1,765 million (2024:
€
1,929 million). No provision has been made in respect of these guarantees as the likelihood of a cash outflow has been assessed as remote.
Supply chain financing arrangements
The Group offers eligible suppliers the opportunity to use supply chain financing, allowing suppliers that decide to use it to receive payment earlier than the invoice due date (see note 15 ‘Trade and other payables’). The Group does not provide any financial guarantees to the financial institutions that run the supply chain financing programme and continues to cash settle supplier payables in accordance with their contractual terms.
Financial risk management
The Group’s treasury function centrally manages the Group’s funding requirement, net foreign exchange exposure, interest rate management exposures and counterparty risk arising from investments and derivatives. Treasury operations are conducted within a framework of policies and guidelines authorised and reviewed by the Board, most recently in March 2023. Treasury risk management is overseen by a committee comprising of the Group’s Chief Financial Officer, Group General Counsel and Company Secretary, Group Corporate Finance Director, Group Treasury Director and Group Director of Financial Controlling and Operations. The committee receives management information relating to treasury activities on a quarterly basis. The Group’s Internal Auditor reviews the internal control environment regularly.
No bonds issued by the Group or the Revolving Credit Facilities are subject to financial covenant ratios. Approximately
€
30 billion (2024:
€
32 billion) of issued bonds have a change of control clause. The Group uses derivative instruments for currency and interest rate risk management purposes that are transacted by specialist treasury personnel. The Group mitigates banking sector credit risk by the use of collateral support agreements.
The Group’s financial risk management policies seek to reduce the Group’s exposure to any future disruption to financial markets, including any future impacts from global economic and political uncertainty and other macro economic events.
The Group has combined cash and cash equivalent and investments included in net debt of
€
17.2 billion, providing significant headroom over short-term liquidity requirements. Additionally the Group maintains undrawn revolving credit facilities of
€
7.8 billion euro equivalent. As at 31 March 2025 and after hedging, substantially all the Group’s borrowings are held on a fixed interest basis, mitigating exposure to interest rate risk. The Group has no significant currency exposures other than positions in economic hedging relationships. The Group’s credit risk under financing activities is spread across a portfolio of highly rated institutions to reduce counterparty exposures and derivative balances are substantially all collateralised. The Group’s operating activities result in customer credit risk, for which provisions for expected credit losses are recognised.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial asset leading to a financial loss for the Group. The Group is exposed to credit risk from its operating activities and from its financing activities, the Group considers its maximum exposure to credit risk at 31 March to be:

	2025 €m	2024 € m

Cash and bank deposits (note 19)	8,871	4,168

Money market funds (note 19)	2,130	2,015

Managed investment funds (note 13)	3,141	2,024

Bonds and debt securities (note 13)	4,013	2,142

Collateral assets (note 13)	1,010	741

Other investments (note 13)	1,134	1,126

Derivative financial instruments (note 14)	4,197	4,226

Trade receivables (note 14) 1	5,717	5,513

Contract assets and other receivables (note 14)	4,605	4,067

Financial Guarantees 2	1,518	2,038

	36,336	28,060
Notes:

1.	Includes amounts guaranteed under sales of trade receivables € 1,765 million (2024: € 1,929 million).

2.
Principally comprises Vodafone Group Plc’s guarantee of the Group’s share in a multicurrency loan facility, amounting to US$1 billion and
€
0.6 billion (2024: US$1.0 billion and
€
0.6 billion), which forms part of its overall joint venture investment in TPG Telecom Ltd. The Group’s share of these loan balances is included in the net investment in joint venture (see note 12 ‘Associates and joint arrangements’). Financial guarantees also includes
€
nil (2024: INR 42.5 billion) in relation to the secondary pledge over shares owned by Vodafone Group in Indus Towers (see note 29 ‘Contingent liabilities and legal proceedings’).

Financing activities
The Group invests in government securities on the basis they generate a fixed rate of return and are amongst the most creditworthy of investments available.
Investments are made in accordance with established internal treasury policies which dictate the scaled maximum exposure permissible in relation to an investment’s long-term credit rating. The Group invests in AAA unsecured money market mutual funds, where the investment is limited to 10% of each fund; A to AAA government securities, both directly and through money market mutual funds; and has two managed investment funds that hold securities with an average credit quality of AA.
In respect of financial instruments used by the Group’s treasury function, the aggregate credit risk the Group may have with one counterparty is limited by reference to the long-term credit ratings assigned for that counterparty. Furthermore, collateral support agreements reduce the Group’s exposure to counterparties who must post cash or non-cash collateral when there is value due to the Group under outstanding derivative contracts that exceeds a contractually agreed threshold amount. When value is due to the counterparty the Group is required to post collateral on identical terms. Such cash collateral is adjusted daily as necessary. Non-cash collateral is not recognised on balance sheet but it would become payable to the Group in the event of a counterparty default on the related derivative financial assets.
In the event of any default, ownership of the collateral would revert to the respective holder at that point. Detailed below is the value of the cash collateral, which is reported within current borrowings, held by the Group at 31 March.

	2025	2024

	€m	€ m

Collateral liabilities (note 21)	2,357	2,628
In addition, as discussed in note 29 ‘Contingent liabilities and legal proceedings’, the Group has covenanted to provide security in favour of the trustee of the Vodafone Group UK Pension Scheme in respect of the funding deficit in the scheme. The Group has also pledged cash as collateral against derivative financial instruments as disclosed in note 13 ‘Other investments’
.
Operating activities
Customer credit risk is managed by the Group’s business units which each have policies, procedures and controls relating to customer credit risk management. Outstanding trade receivables and contract assets are regularly reviewed to monitor any changes in credit risk with concentrations of credit risk considered to be limited given that the Group’s customer base is large and unrelated. The Group applies the simplified approach and records lifetime expected credit losses for trade receivables and contract assets. Expected credit losses are measured using historical cash collection data for periods of at least 24 months wherever possible and grouped into various customer segments based on product or customer type. The historical loss rates are adjusted where macroeconomic factors, for example changes in interest rates or unemployment rates, or other commercial factors are expected to have a significant impact when determining future expected credit loss rates.
For trade receivables the expected credit loss provision is calculated using a provision matrix, in which the provision increases as balances age, and for receivables paid in instalments and contract assets a weighted loss rate is calculated to reflect the period over which the amounts become due for payment by the customer. Trade receivables and contract assets are written off when each business unit determines there to be no reasonable expectation of recovery and enforcement activity has ceased.
Movements in the allowance for expected credit losses during the year were as follows:

	Contract assets		Trade receivables held at amortised cost		Trade receivables held at fair value through other comprehensive income

	2025	2024	2025	2024	2025	2024

	€m	€ m	€m	€ m	€m	€ m

1 April	20	78	765	1,149	78	71

Exchange movements	1	(1)	(7)	(41)	–	1

Amounts charged to credit losses on financial assets	85	96	360	419	31	82

Transfer of assets held for sale	–	(31)	–	(324)	–	(16)

Other 1	(60)	(122)	(253)	(438)	(32)	(60)

31 March	46	20	865	765	77	78
Note:

1.	Primarily utilisation of the provision by way of write-off.
Expected credit losses are presented as net credit losses on financial assets within operating profit and subsequent recoveries of amounts previously written off are credited against the same line item.
The majority of the Group’s trade receivables are due for maturity within 90 days and largely comprise amounts receivable from consumers and business customers. The table below presents information on trade receivables past due¹ and their associated expected credit losses:

31 March 2025		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Gross carrying amount	2,553	400	134	284	736	4,107

Expected credit loss allowance	(67)	(59)	(27)	(129)	(583)	(865)

Net carrying amount	2,486	341	107	155	153	3,242

31 March 2024		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Gross carrying amount	2,199	347	122	308	638	3,614

Expected credit loss allowance	(52)	(56)	(26)	(111)	(520)	(765)

Net carrying amount	2,147	291	96	197	118	2,849
Note:

1.
Contract assets relate to amounts not yet due from customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

Liquidity risk
Liquidity is reviewed daily on at least a
12-month
rolling basis and stress tested on the assumption that any commercial paper outstanding matures and is not reissued. The Group maintains substantial cash and cash equivalents which at 31 March 2025 amounted to cash
€
11.0 billion (2024:
€
6.2 billion) and undrawn committed facilities of
€
8.0 billion (2024:
€
8.0 billion), principally US dollar and euro revolving credit facilities of US$4.0 billion (
€
3.7 billion) and
€
4.1 billion and which mature in 2028 and 2030 respectively. The Group manages liquidity risk on non-current
borrowings by maintaining a varied maturity profile with a cap on the level of debt maturity in any one calendar year, therefore minimising refinancing risk.
Non-current
borrowings mature between 1 and 61 years.
The maturity profile
of the anticipated future cash flows including interest in relation to the Group’s non-derivative
financial liabilities on an undiscounted basis which, therefore, differs from both the carrying value and fair value, is as follows:

Maturity profile 1						Trade
						payables and
			Lease		Total	other financial
	Bank loans	Bonds	liabilities	Other 2	Borrowings	liabilities 3	Total
	€ m	€ m	€ m	€ m	€ m	€ m	€ m

Within one year	223	3,626	2,765	2,969	9,583	11,719	21,302

One to two years	171	4,426	2,081	253	6,931	138	7,069

Two to three years	79	2,034	1,756	673	4,542	–	4,542

Three to four years	176	2,628	1,434	469	4,707	–	4,707

Four to five years	69	4,893	965	422	6,349	–	6,349

More than five years	769	41,898	3,868	90	46,625	–	46,625

	1,487	59,505	12,869	4,876	78,737	11,857	90,594

Effect of discount /

financing rates	(274)	(23,103)	(2,043)	(174)	(25,594)	(8)	(25,602)

31 March 2025	1,213	36,402	10,826	4,702	53,143	11,849	64,992

Within one year	365	2,871	2,603	4,747	10,586	10,891	21,477

One to two years	140	5,860	1,984	247	8,231	128	8,359

Two to three years	27	5,608	1,599	245	7,479	–	7,479

Three to four years	91	2,310	1,461	226	4,088	–	4,088

Four to five years	161	3,437	1,129	422	5,149	–	5,149

More than five years	72	40,826	2,366	277	43,541	–	43,541

	856	60,912	11,142	6,164	79,074	11,019	90,093

Effect of discount /

financing rates	(89)	(20,169)	(1,470)	(359)	(22,087)	(7)	(22,094)

31 March 2024	767	40,743	9,672	5,805	56,987	11,012	67,999
Notes:

1.
Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. There is no debt that is subject to a material adverse change clause. Where there is a choice of contractual cash flow dates, principally on ‘hybrid bonds’, the expected settlement date is used.

2.
Includes spectrum licence payables with maturity profile
€
187 million (2024:
€
153 million) within one year,
€
187 million (2024:
€
187 million) in one to two years,
€
187 million (2024:
€
187 million) in two to three years,
€
187 million (2024:
€
187 million) in three to four years,
€
187 million (2024:
€
187 million) in four to five years and
€
89 million (2024:
€
276 million) in more than five years. Also includes
€
2,357 million (2024:
€
2,628 million) in relation to cash received under collateral support agreements shown within 1 year.

3.	Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.
The maturity profile of the Group’s financial derivatives (which include interest rate swaps, cross-currency interest rate swaps and foreign exchange swaps) using undiscounted cash flows, is as follows:

	2025			2024
	Payable 1	Receivable 1	Total	Payable 1	Receivable 1	Total
	€ m	€ m	€ m	€ m	€ m	€ m

Within one year	(8,207)	8,792	585	(7,181)	7,886	705

In one to two years	(5,780)	6,180	400	(4,984)	5,466	482

In two to three years	(2,363)	2,807	444	(5,496)	5,910	414

In three to four years	(5,782)	6,326	544	(2,457)	2,909	452

In four to five years	(4,174)	4,666	492	(3,451)	4,020	569

In more than five years	(47,357)	53,987	6,630	(40,415)	46,561	6,146

	(73,663)	82,758	9,095	(63,984)	72,752	8,768

Effect of discount/financing rates			(6,804)			(6,066)

Financial derivative net receivable			2,291			2,702
Note:

1.	Payables and receivables are stated separately in the table above where cash settlement is on a gross basis.
Market risk
Interest rate management
Under the Group’s interest rate management policy, interest rates on long-term monetary assets and liabilities are principally maintained on a fixed rate basis.
At 31 March 2025 and after hedging, substantially all of our outstanding liabilities are held on a fixed interest rate basis in accordance with treasury policy.
For each one hundred basis point rise in market interest rates for all currencies in which the Group had borrowings at 31 March 2025 there would be a decrease in profit before tax by
€
26 million (2024:
€
13 million increase) including mark to market revaluations of interest rate and other derivatives and the potential interest on cash and short-term investments. There would be no material impact on equity.
At 31 March 2025, the Group had limited exposure through interest rate derivatives and floating rate bonds referencing LIBOR and other interbank offered rates (IBORs).

Foreign exchange management
As Vodafone’s primary listing is on the London Stock Exchange its share price is quoted in sterling. Since the sterling share price represents the value of its future multi-currency cash flows, principally in euro, South African rand and sterling, the Group maintains the currency of debt and interest charges in proportion to its expected future principal cash flows and has a policy to hedge external foreign exchange risks on transactions denominated in other currencies above a certain de minimis level.
At 31 March 2025 9% of net debt was denominated in currencies other than euro (4% South African rand and 5% other). This allows South African rand to be serviced in proportion to expected future cash flows and therefore provides a partial economic hedge against income statement translation exposure.
Under the Group’s foreign exchange management policy, foreign exchange transaction exposure in Group companies is generally maintained at the lower of
€
5 million per currency per month or
€
15 million per currency over a
six-month
period.
The Group recognises foreign exchange movements in equity for the translation of net investment hedging instruments and balances treated as investments in foreign operations. However, there is no net impact on equity for exchange rate movements on net investment hedging instruments as there would be an offset in the currency translation of the foreign operation. At 31 March 2025 the Group held financial liabilities in a net investment hedge against the Group’s South African rand operations. Sensitivity to foreign exchange movements on the hedging liabilities, analysed against a strengthening of the South African rand by 9% (2024: 10%) would result in a decrease in equity of
€
106 million (2024:
€
154 million) which would be fully offset by foreign exchange movements on the hedged net assets. In addition, cash flow hedges of principally US dollar borrowings would result in an increase in equity of
€
34 million (2024:
€
73million) against a strengthening of US dollar by 1% (2024: 3%).
The Group income statement is exposed to foreign exchange risk from both the generation of profits and losses in currencies other than euro and from the translation of balance sheet items not held in functional currency.
The following table details the Group’s sensitivity to foreign exchange risk. The percentage movement applied to the currency is based on the average movements in the previous three annual reporting periods.

	2025	2024

	€m	€ m

Increase/ (decrease) in Profit before taxation

EGP 41% change (2024: 43%)	224	191

TRY 38% change (2024: 54%)	118	104

ZAR 9% change (2024: 10%)	114	60

GBP 3% change (2024: 2%)	(27)	(50)
Equity risk
There is no material equity risk relating to the Group’s equity investments which are detailed in note 13 ‘Other investments’.
Risk management strategy of hedge relationships
The risk strategies of the designated cash flow, fair value, and net investment hedges reflect the above market risk strategies.
The objective of the cash flow hedges is principally to convert foreign currency denominated fixed rate borrowings in US dollar, Pound sterling, Australian dollar, Swiss franc, Hong Kong dollar, Japanese yen, Norwegian krona and floating rate borrowings into euro fixed rate borrowings and hedge the foreign exchange spot rate and interest rate risk. There are also cash flow hedges of certain subsidiary expenditure not denominated in functional currency of the entity, to hedge foreign exchange risk. Derivative financial instruments designated in cash flow hedges are cross-currency interest rate swaps and foreign exchange swaps and forwards. The swap maturity dates and liquidity profiles of the nominal cash flows match those of the underlying borrowings and exposures.
The objective of the net investment hedges is to hedge foreign exchange risk in foreign operations. Derivative financial instruments designated in net investment hedges are cross-currency interest rate swaps and foreign exchange swaps. The hedging instruments are rolled on an ongoing basis as determined by the nature of the business.
Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument.
For hedges of foreign currency denominated borrowings and investments, the Group uses a combination of cross-currency and foreign exchange swaps to hedge its exposure to foreign exchange risk and interest rate risk and enters into hedge relationships where the critical terms of the hedging instrument match with the terms of the hedged item. Therefore, the Group expects a highly effective hedging relationship with the swap contracts and the value of the corresponding hedged items to change systematically in the opposite direction in response to movements in the underlying exchange rates and interest rates. The Group therefore performs a qualitative assessment of effectiveness. If changes in circumstances affect the terms of the hedged item such that the critical terms no longer match with the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness. Hedge ineffectiveness may occur due to:

a)	The fair value of the hedging instrument on the hedge relationship designation date if the fair value is not nil;

b)	Changes in the contractual terms or timing of the payments on the hedged item; and

c)	A change in the credit risk of the Group or the counterparty with the hedging instrument.
The hedge ratio for each designation will be established by comparing the quantity of the hedging instrument and the quantity of the hedged item to determine their relative weighting; for all of the Group’s existing hedge relationships the hedge ratio has been determined as 1:1.
The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market rates and foreign currency rates prevailing at 31 March. The valuation basis is level 2 of the fair value hierarchy. This classification comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset and liability, either directly or indirectly. Derivative financial assets and liabilities are included within trade and other receivables and trade and other payables in the statement of financial position.

The table below shows the carrying values and nominal amounts of derivatives in a continued hedge relationship as at 31 March.

				Other comprehensive income				Weighted average
At 31 March 2025	Nominal amounts € m	Carrying value assets € m	Carrying value liabilities € m	Opening balance 1 April 2024 € m	(Gain)/loss deferred to OCI € m	Gain/(Loss) recycled to financing costs € m	Closing balance 31 March 2025 € m	Maturity year	FX rate	Euro interest rate %
Cash flow hedges - foreign currency risk 2
Cross-currency and foreign exchange swaps:
- US dollar bonds	16,097	2,245	138	(810)	(307)	56	(1,061)	2044	1.15	3.51
- Australian dollar bonds	163	–	11	(13)	14	(2)	(1)	2027	1.56	1.58
- Swiss franc bonds	204	37	–	(10)	(23)	24	(9)	2030	1.08	1.53
- Pound sterling bonds	4,642	58	444	333	86	70	489	2043	0.86	3.84
- Hong Kong dollar bonds	216	20	–	–	(4)	3	(1)	2028	9.14	1.62
- Japanese yen bonds	78	–	14	(6)	2	1	(3)	2037	128.53	2.47
- Norwegian krona bonds	25	–	4	(5)	3	2	–	2025	9.25	0.37
- Foreign exchange forwards 3	–	–	–	(42)	(1)	43	–	–	–	–
Cash flow hedges - foreign currency and interest rate risk 2
Cross currency swaps - US dollar bonds	–	–	–	–	–	–	–	–	–	–
Net investment hedge - foreign exchange risk 4
Cross currency and foreign exchange swaps - South African rand investment	1,203	124	–	898	96	–	994	2026	17.62	2.76
	22,628	2,484	611	345	(134)	197	408

				Other comprehensive income				Weighted average
At 31 March 2024	Nominal amounts € m	Carrying value assets € m	Carrying value liabilities € m	Opening balance 1 April 2023 € m	(Gain)/loss deferred to OCI € m	Gain/(Loss) recycled to financing costs € m	Closing balance 31 March 2024 € m	Maturity year	FX rate	Euro interest rate %
Cash flow hedges - foreign currency risk 2
Cross-currency and foreign exchange swaps:
- US dollar bonds	16,756	2,689	188	(2,709)	1,775	124	(810)	2039	1.18	3.29
- Australian dollar bonds	288	–	2	(21)	14	(6)	(13)	2027	1.56	1.57
- Swiss franc bonds	624	80	–	(3)	(22)	15	(10)	2026	1.08	1.57
- Pound sterling bonds	4,771	45	362	(37)	244	126	333	2043	0.86	4.05
- Hong Kong dollar bonds	233	20	–	(5)	2	3	–	2028	9.08	1.92
- Japanese yen bonds	78	–	11	(12)	15	(9)	(6)	2037	128.53	2.47
- Norwegian krona bonds	241	–	47	(12)	13	(6)	(5)	2026	9.15	1.12
- Foreign exchange forwards 3	287	–	42	(34)	(15)	7	(42)	2024	29.88	–
Cash flow hedges - foreign currency and interest rate risk 2
Cross currency swaps - US dollar bonds	–	–	–	(11)	11	–	–	–	–	–
Net investment hedge - foreign exchange risk 4
Cross currency and foreign exchange swaps - South African rand investment	1,505	176	–	952	(54)	–	898	2026	17.81	2.19
	24,783	3,010	652	(1,892)	1,983	254	345
Notes:

1.
Fair value movement deferred into other comprehensive income includes
€
200 million
g
ain
 (2024:
€
251 million loss) and
€
1 million
gain
(2024:
€
10 million gain) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.

2.
For cash flow hedges, the movement in the hypothetical derivative (hedged item) mirrors that of the hedging instrument. Hedge ineffectiveness of the swaps designated in a cash flow hedge during the period was
€
28 million (2024:
€
67 million).

3.
Includes euro and US dollar forward contracts against Turkish lira to hedge foreign currency forecast expenditures in local markets. Notional amounts of
€
nil (2024:
€
166 million) and $nil (2024: $130 million or
€
121 million equivalent) with weighted average exchange rates of nil (2024: 29.68) and nil (2024: 30.15) respectively to Turkish lira.

4.	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was € nil (2024: € nil).
The carrying value of bonds includes an additional
€
457 million loss (2024:
€
710 million loss) in relation to fair value of other bonds previously designated in fair value hedge relationships.

Changes in assets and liabilities arising from financing activities
The tables below present the changes in assets and liabilities arising from financing activities at 31 March 2025 and 31 March 2024.

	Borrowings € m	Derivative assets and liabilities € m	Financial liabilities under put options € m	Other liabilities 3 € m	Assets and liabilities from financing activities € m

1 April 2024	56,987	(2,702)	–	105	54,390

Cash movements

Proceeds from issuance of long-term borrowings	4,680	–	–	–	4,680

Repayment of borrowings 1	(12,963)	–	–	–	(12,963)

Net movement in short-term borrowings	78	–	–	–	78

Net movement in derivatives	–	404	–	–	404

Interest paid 1	(2,975)	348	4	(82)	(2,705)

Purchase of treasury shares	–	–	–	(1,868)	(1,868)

Non-cash movements

Fair value movements	–	(45)	–	–	(45)

Foreign exchange	121	61	–	(4)	178

Interest costs 2	2,196	(356)	–	43	1,883

Lease additions	4,361	–	–	–	4,361

Other	658	(1)	93	2,000	2,750

31 March 2025	53,143	(2,291)	97	194	51,143

	Borrowings € m	Derivative assets and liabilities € m	Financial liabilities under put options € m	Other liabilities € m	Assets and liabilities from financing activities € m

1 April 2023	66,390	(4,702)	485	103	62,276

Cash movements

Proceeds from issuance of long-term borrowings	1,533	–	–	–	1,533

Repayment of borrowings 1	(10,106)	–	–	–	(10,106)

Net movement in short-term borrowings	(1,636)	–	–	–	(1,636)

Net movement in derivatives	–	144	–	–	144

Interest paid 1	(2,531)	272	(17)	(54)	(2,330)

Other	–	–	(493)	–	(493)

Non-cash movements

Fair value movements	–	2,233	–	–	2,233

Foreign exchange	61	(231)	–	1	(169)

Interest costs 2	2,766	(395)	13	56	2,440

Lease additions	3,915	–	–	–	3,915

Transfer of assets and liabilities held for sale	(3,455)	(23)	–	(1)	(3,479)

Other	50	–	12	–	62

31 March 2024	56,987	(2,702)	–	105	54,390
Notes:

1.
Includes
€
nil (2024:
€
1,136 million) in Repayment of borrowings and
€
nil (2024:
€
103 million) in Interest paid that are presented within Cash outflows from discontinued operations in the Consolidated statement of cash flows.

2.	Includes € nil (2024: € 111 million) of Interest costs presented within Discontinued operations in the Consolidated income statement.

3.	Movement in Other liabilities primarily relate to share buyback programmes.

Fair value and carrying value information
The carrying value and valuation basis of the Group’s financial assets are set out in notes 13 ‘Other investments’, 14 ‘Trade and other receivables’ and 19 ‘Cash and cash equivalents’. For all financial assets held at amortised cost the carrying values approximate fair value except as disclosed in note 13 ‘Other investments’.
The carrying value and valuation basis of the Group’s financial liabilities are set out in notes 15 ‘Trade and other payables’ and 21 ‘Borrowings’. The carrying values approximate fair value for the Group’s trade payables and other payables categories. For other financial liabilities a comparison of fair value and carrying value is disclosed in note 21 ‘Borrowings’.
Level 3 financial instruments
The Group’s borrowings include
€
nil (2024:
€
1,720 million)
of bank borrowings that were secured against the Group’s shareholdings in Indus Towers and Vodafone Idea (see note 12 ‘Associates and joint arrangements’ for further details of these assets) that were repaid during the year through the sale of the shareholding in Indus Towers. This arrangement contained an embedded derivative option which was separately fair valued. The 31 March 2024 valuation of the embedded derivative asset of
€
22 million was presented within derivative assets in current assets (see note 14 ‘Trade and other receivables’).
A Black Scholes model for European put options was used as a valuation model and primarily used market inputs (quoted share prices and volatilities for Indus Towers and Vodafone Idea) along with a strike price equal to the amount payable under the loan. The valuation included an unobservable adjustment to reflect the potential timeframe to settle the loan and was modelled using a range of potential durations up to 30 September 2025. As a result of this unobservable adjustment, the option was classified as a level 3 instrument under the fair value hierarchy.
Following the completion of the sale of Vodafone Spain on 31 May 2024 (See note 7 ‘Discontinued operations and assets held for sale’), the Group received the non-cash
consideration component in the form of
€
900 million Redeemable Preference Shares (‘RPS’) issued by EJLSHM Funding Ltd (‘EJLSHM’). The RPS will be redeemed 6 years after completion, or earlier if there is a material liquidity event or exit from Zegona that releases funds to its shareholders. The RPS have a nominal value, including accrued interest, of
€
937 million on 31 March 2025.
EJLSHM subscribed for new ordinary shares in Zegona, equivalent to the value of the RPS, the future proceeds from which will be used to repay the RPS. Per the contractual arrangement, these ordinary shares do not carry voting rights, and their value is capped at the nominal value, including accrued interest, of the RPS. EJSHM is a consolidated special purpose entity for the Group, resulting in the elimination of the RPS and the recognition of an investment in the Zegona shares for the Group. The Zegona shares are recorded at fair value through profit and loss and have a fair value of
€
937 million on 31 March 2025.
The valuation approach for the Zegona shares reflects the contractual terms of the RPS arrangement and utilises a bespoke option model which draws on observable Level 2 market data inputs, including bond yields, share prices, and foreign exchange rates. The model also includes certain key inputs that requires judgement. These include the timing of
when EJLSHM will sell its shares in Zegona to settle its RPS liability to the Group, Zegona’s share price volatility and the share’s expected dividend yield.
The only judgement that has a material impact on the valuation is the Zegona share price volatility. An increase/(decrease) of the share price volatility by 10% would have
€
nil
im
pact
due to fair value being capped at the nominal value of the RPS, including accrued interest at 31 March 2025.
Net financial instruments
The table below shows the Group’s financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements.

At 31 March 2025				Related amounts not set off in the balance sheet
	Gross amount € m	Amount set off € m	Amounts presented in balance sheet € m	Right of set off with derivative counterparties € m	Collateral (liabilities)/ assets 1 € m	Net amount € m

Derivative financial assets	4,197	–	4,197	(1,146)	(2,357)	694

Derivative financial liabilities	(1,906)	–	(1,906)	1,146	1,010	250

Total	2,291	–	2,291	–	(1,347)	944

At 31 March 2024				Related amounts not set off in the balance sheet
	Gross amount € m	Amount set off € m	Amounts presented in balance sheet € m	Right of set off with derivative counterparties € m	Collateral (liabilities)/ assets 1 € m	Net amount € m

Derivative financial assets	4,226	–	4,226	(899)	(2,628)	699

Derivative financial liabilities	(1,524)	–	(1,524)	899	741	116

Total	2,702	–	2,702	–	(1,887)	815
Note:

1.
Excludes
non-cash
collateral of
€
613 million (2024:
€
370 million) which is not recognised on balance sheet, but which would become payable to the Group in the event of a counterparty default on the related derivative financial assets.

Financial assets and liabilities are offset and the net amount reported in the consolidated balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. Derivative financial instruments that do not meet the criteria for offset could be settled net in certain circumstances under ISDA (‘International Swaps and Derivatives Association’) agreements where each party has the option to settle amounts on a net basis in the event of default from the other. Collateral may be offset and net settled against derivative financial instruments in the event of default by either party. The aforementioned collateral balances are recorded in notes 13 ‘Other investments’ or 21 ‘Borrowings’ respectively.